SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term	5 years
Volatility	62.39%
Expected dividend rate	0.00%
Annual risk free rate	3.52%
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term	5 years
Volatility	54.74%
Expected dividend rate	0.00%
Annual risk free rate	3.79%